Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Nov. 30, 2024	Nov. 30, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (360,318)	$ 218,966
Adjustments to reconcile net income to net cash used by operating activities:
Depreciation of music inventory	186	446
Change in fair value of derivative liability	33,878	(711,198)
Amortization of debt discounts	27,690	48,882
Changes in operating assets and liabilities:
Accounts payable	4,000	19,333
Accrued interest payable on notes payable	173,396	197,043
Accrued consulting fees	120,000	120,000
Net Cash Used by Operating Activities	(1,168)	(106,528)
CASH FLOWS FROM INVESTING ACTIVITIES:	0	0
CASH FLOWS FROM FINANCING ACTIVITIES:
Bank overdraft	(89)	(46)
Proceeds from standby equity agreement	0	55,732
Proceeds from notes payable	0	56,000
Repayments of notes payable to related parties	0	(2,725)
Proceeds from notes payable to related parties	1,500	0
Net Cash Provided by Financing Activities	1,411	108,961
NET INCREASE IN CASH AND CASH EQUIVALENTS	243	2,433
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	0	0
CASH AND CASH EQUIVALENTS, END OF PERIOD	243	2,433
Cash Payments For:
Interest	0	0
Income taxes	0	0
Non-cash investing and financing activities:
Initial derivative liability charged to debt discounts	0	45,501
Conversion of debt and accrued interest into common stock	$ 0	$ 77,111